Organization and Business Overview (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Overview [Abstract]
Schedule of Group Reorganization and as at the Date of this Report

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name	Background		Ownership	Principal activities
Victory Hero Capital Limited (“Victory Hero”)	—	A BVI company	Wholly-owned by the Company	Investment holding
	—	Incorporated on August 14, 2024
	—	Issued share capital of US$1

Wching Tech Ltd Co. Limited (“Wching HK”)	—	A Hong Kong company	Wholly-owned by Victory Hero	Provision of customized software solutions, cloud-based software-as-
	—	Incorporated on April 20, 2012		a-service (“SaaS”) services, and
	—	Issued share capital of HK$10,000		white-labelled software design and development services